STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Common Stock and Preferred Stock

Under the Amended and Restated Certificate of Incorporation of the Company, as amended, the Company is authorized to issue up to 204,000,000 shares, consisting of two classes: 200,000,000 shares of common stock, $0.0001 par value per share, and 4,000,000 shares of preferred stock, $0.0001 par value per share, of which 5,000 shares of preferred stock have been designated as Series B Convertible Preferred Stock, par value $0.0001 (“Series B Preferred Stock”). As of September 30, 2025, there were no issued and outstanding shares of Series A Preferred Stock and Series A-1 Preferred Stock, and 989 issued and outstanding shares of Series B Preferred Stock.

Warrant Exchange

On July 30, 2024, the Company completed an exchange offer relating to its previously outstanding Redeemable Warrants, Merger Consideration Warrants, and private placement warrants (the “Private Placement Warrants”), whereby the holders of the Redeemable Warrants and Private Placement Warrants were offered 0.3054 shares of common stock, and holders of Merger Consideration Warrants were offered 1.0133 shares of common stock, in exchange for each outstanding warrant tendered (the “Warrant Exchange Offer”). In connection with the closing of the Warrant Exchange Offer, a total of 42,597 shares of common stock were issued in exchange for 87,644 warrants. Pursuant to an amendment to the warrant agreement with respect to each class of warrants approved by the holders in connection with the Warrant Exchange Offer, on September 9, 2024, the 14,764 outstanding warrants that were not tendered in the exchange were exchanged for 10,939 shares of common stock. There were no Redeemable Warrants, Merger Consideration Warrants, or Private Placement Warrants outstanding as of September 30, 2024.

As a result of these transactions, the Company recognized a deemed dividend of $540,255 from the excess of the fair value of the common stock over the fair value of the warrants immediately prior to the exchange.

flyExclusive Transaction

On February 13, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with flyExclusive, Inc. (“flyExclusive”), FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), and Jet.AI SpinCo, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“SpinCo”). Pursuant to the Merger Agreement, (i) as a condition to closing on the Merger Agreement, the Company will distribute all of the shares of SpinCo, on a pro rata basis, to the Company’s stockholders and (ii) Merger Sub will merge with and into SpinCo (the “Merger” and, together with the Distribution and all other transactions contemplated under the Merger Agreement, the “Transactions”) with SpinCo surviving the Merger as a wholly owned subsidiary of flyExclusive.

In connection with executing the Merger Agreement, the Company, SpinCo, and flyExclusive entered into a Separation and Distribution Agreement (the “Separation and Distribution Agreement”) pursuant to which the Company will transfer the business, operations, services and activities of the Company’s jet charter business to SpinCo. Upon the terms and subject to the conditions set forth in the Separation and Distribution Agreement, the Company will distribute all of the shares of common stock of SpinCo (“SpinCo Common Stock”) to the Company’s stockholders on a pro rata basis as set forth in the Separation and Distribution Agreement (the “Distribution”). As such, the Company will no longer operate a jet charter business as of consummation of the Distribution. There will be no change to the Company’s board of directors or executive officers as a result of the Transactions.

Upon closing of the Merger, the holders of SpinCo Common Stock will have their SpinCo Common Stock converted on a pro rata basis into the right to receive shares of Class A common stock of flyExclusive (“flyExclusive Common Stock”), based on an exchange ratio equal to the quotient of (i) the “Initial Purchase Price” divided by the volume weighted average closing sale price of the flyExclusive Common Stock as reported on NYSE American for a period of 30 consecutive trading days ending on the trading day three trading days prior to the day of closing of the Merger (the “Merger Consideration Shares”), divided by (ii) the total outstanding shares of SpinCo Common Stock. The “Initial Purchase Price” is an amount equal to the product of (x) SpinCo’s estimated net cash, multiplied by certain premium percentages depending on SpinCo’s estimated net cash upon closing of the Merger. The number of Merger Consideration Shares that holders of SpinCo Common Stock will receive is subject to adjustment, depending on, among other things, the actual amount of SpinCo’s net cash at closing of the Merger. The Company’s stockholders will continue to own and hold their existing shares of the Company’s common stock as of closing of the Merger.

On May 6, 2025, the parties entered into an Amended and Restated Agreement and Plan of Merger and Reorganization (the “Amended Merger Agreement”), which amends, restates, replaces, and supersedes the original Merger Agreement. Under the Amended Merger Agreement, 80% of the Merger Consideration Shares will be issued upon the closing, and 20% of the Merger Consideration Shares will be held in reserve by flyExclusive until a final post-closing purchase price is determined. Once the final post-closing purchase price is determined, flyExclusive will only issue additional Merger Consideration Shares from the reserve on a dollar for dollar basis up to the lesser of the final purchase price and the initial purchase price.

The Amended Merger Agreement requires the Company to execute a new securities purchase agreement with a third-party investor, pursuant to which the Company will issue the investor a warrant to purchase up to $50 million worth of shares of a newly designated series of preferred stock.

On October 10, 2025, the parties further entered into an amendment to the Amended Merger Agreement, to extend the deadline for the closing of the proposed merger transaction from October 31, 2025 to December 31, 2025. All other terms of the Amended Merger Agreement remain in full force and effect.

The Transactions are subject to shareholder approval and are expected to close during the first quarter of 2026.

Series B Convertible Preferred Stock Securities Purchase Agreement

On March 28, 2024, the Company entered into a Securities Purchase Agreement (the “Series B Securities Purchase Agreement”) with Ionic Ventures, LLC (“Ionic”) for a private placement, which closed on March 29, 2024. Pursuant to the Series B Securities Purchase Agreement the Company sold 150 shares of Series B Preferred Stock, a warrant to purchase up to 1,500 shares of Series B Preferred Stock with an exercise price of $10,000 per share, and 1,111 shares of Jet.AI common stock for net proceeds of $1,345,025 after deducting offering costs of $155,000.

Each share of Series B Preferred Stock is convertible into a number of shares of Jet.AI common stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Ionic.

Subject to the limitations set forth in the preceding paragraph and provided there is an effective registration statement covering Ionic’s resale of the Jet.AI common stock underlying the Series B Preferred Stock, shares of Series B Preferred Stock will automatically convert into shares of Jet.AI common stock on or prior to the tenth trading day after the issuance date of such shares of Series B Preferred Stock. The number of shares of common stock issuable upon conversion of a share of Series B Preferred Stock is calculated by dividing the conversion amount per share of Series B Preferred Stock by the then conversion price. The conversion amount is equal to the stated value of the shares of Series B Preferred Stock, which is $10,000, plus any additional amounts and late charges calculated in accordance with the Certificate of Designations of the Series B Convertible Preferred Stock. The conversion price is equal to 90% (or, in the case of a delisting, 80%) of the lowest daily volume weighted average price of Common Stock over a period beginning on the trading day after the Company delivers shares of common stock upon such conversion to Ionic and ending on the trading day on which the aggregate dollar trading volume of our common stock exceeds seven times the applicable conversion amount, subject to a five trading day minimum period for such calculation, and subject to certain adjustments.

If certain defined “triggering events” defined in the Certificate of Designations occur, such as a breach of the Registration Rights Agreement entered into by the Company and Ionic on March 29, 2024, suspension of trading, or the Company’s failure to convert the Series B Preferred Stock into common stock when a conversion right is exercised, then the Company may be required to redeem the Series B Preferred Stock for cash at 110% of the stated value.

In connection with the transactions under the Series B Securities Purchase Agreement, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Maxim. Pursuant to the terms of the Placement Agency Agreement, the Company agreed to pay Maxim a cash fee equal to 7% of the aggregate gross proceeds raised under the Series B Securities Purchase Agreement. From time to time as the Company has issued additional securities under the Series B Securities Purchase Agreement, the Company is obligated to pay Maxim cash fees of up to $1,050,000.

In January and February 2025, the Company issued 1,100 shares of Series B Preferred Stock from the exercise of 1,100 Series B Preferred Stock warrants for gross proceeds of $11,000,000 before deducting offering costs of $770,000. As a result of these exercises, there were no remaining Series B Preferred Stock warrants outstanding as of September 30, 2025.

During the nine months ended September 30, 2025, the Company issued 1,701,355 shares of common stock for the conversion of 361 shares of Series B Preferred Stock.

Regulation A Offerings

In June 2021, the Company undertook a Regulation A, Tier 2 offering for which it was selling up to shares of 4,012 non-voting common stock at $5,400 per share for a maximum of $21,880,000. During the year ended December 31, 2023, the Company issued an additional 293 shares of non-voting common stock under the Regulation A, Tier 2 campaign for aggregate gross proceeds of $1,598,630, with $6,724 of these proceeds pending release from escrow at September 30, 2025.

Share Repurchase Program

On November 13, 2024, the Company’s Board of Directors authorized and approved a share repurchase program (the “Share Repurchase Program”) pursuant to which the Company may repurchase up to $2 million of the Company’s outstanding shares of common stock from time to time through December 31, 2025. The Company may buy back its common stock from time to time, in amounts, at prices, and at such times as the Company deems appropriate, subject to market conditions, pursuant to Rule 10b-18 of the Securities Exchange Act of 1934, and federal and state laws governing such transactions, through a variety of methods, which may include open market purchases, privately negotiated transactions, block trades, accelerated share repurchase transactions, purchases through 10b5-1 trading plans, or by any combination of such methods. The Share Repurchase Program does not oblige the Company to acquire any specific number of shares and may be modified, discontinued, or suspended at any time. As of September 30, 2025, no shares had been repurchased under the Share Repurchase Program.

Stock Options

In connection with the Business Combination, the Company adopted the 2023 Omnibus Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. The 2023 Plan is a continuation of the Jet.AI Inc. 2018 Stock Option and Grant Plan (the “2018 Plan”) and the Jet Token Inc. 2021 Stock Plan (the “2021 Plan”), which were assumed from Jet Token and amended, restated and re-named into the form of the 2023 Plan effective as of the consummation of the Business Combination. In September 2024, the 2023 Plan was amended to increase the number of shares of common stock authorized under the 2023 Plan to 10,933 shares and to eliminate the automatic share replenishment provision. As of September 30, 2025, the total number of shares reserved for issuance under the 2023 Plan was 10,933 shares. The 2023 Plan is administered by the Company’s Board of Directors and expires ten years after adoption, unless terminated by the Board.

On June 4, 2018, the Company’s Board of Directors adopted the 2018 Plan. The 2018 Plan provides for the grant of equity awards to employees, non-employee directors and consultants, to purchase shares of common stock. As of September 30, 2025, the total number of shares reserved for issuance under the 2018 Plan was 10,301. The 2018 Plan is administered by the Board.

In August 2021, the Board adopted the 2021 Plan. The 2021 plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. Up to 688 shares of common stock may be issued pursuant to awards granted under the 2021 Plan. During the year ended December 31, 2022, the 2021 Plan was amended to increase the number of shares of common stock authorized under the 2021 Plan to 2,063. In the event that shares of common stock subject to outstanding options or other securities under the Company’s 2018 Plan expire or become exercisable in accordance with their terms, such shares shall be automatically transferred to the 2021 Plan and added to the number of shares then available for issuance under the 2021 Plan. The 2021 Plan is administered by the Board and expires ten years after adoption, unless terminated by the Board.

During the nine months ended September 30, 2024, the Company granted a total of 5,068 stock options to purchase common stock and 486 restricted stock units to various employees, advisors and consultants. The options have a ten-year life and an exercise price of $24.35. Approximately 3,958 of the options were immediately vested on the grant date, while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $90,000, which will be recognized over the vesting period. The 486 restricted stock units were immediately vested on the grant date.

There were no stock options granted during the nine months ended September 30, 2025.

During the nine months ended September 30, 2025 and 2024, stock-based compensation expense of $1,489,654 and $3,714,404, respectively, was recognized for the vesting of these options, as well as for payments to certain vendors. As of September 30, 2025, there was approximately $328,000 in unrecognized stock-based compensation, which will be recognized through September 2027.

A summary of our stock option activity for the nine months ended September 30, 2025 and 2024, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2023	16,268	$1,381.64	7.37
Granted	5,068	24.00	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at September 30, 2024	21,336	$1,059.16	7.42

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2024	22,668	$998.26	7.32
Granted	-	-	-
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at September 30, 2025	22,668	$998.26	6.57

Exercisable at September 30, 2025	20,490	$1,107.62	6.30

Warrants

The number of outstanding warrants issued by the Company as of September 30, 2025 is as follows:

Warrant	Expiration Date Date	Exercise Price	Number Outstanding
GEM Common Stock Warrants	8/11/2026	$9.07	9,686
Total			9,686

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock and Preferred Stock

Under the Amended and Restated Certificate of Incorporation of the Company, as amended, the Company is authorized to issue up to 204,000,000 shares, consisting of two classes: 200,000,000 shares of common stock, $0.0001 par value per share, and 4,000,000 shares of preferred stock, $0.0001 par value per share, of which 5,000 shares of preferred stock have been designated as Series B Convertible Preferred Stock, par value $0.0001 (“Series B Preferred Stock”). As of December 31, 2024, there were no issued and outstanding shares of Series A and Series A-1 Preferred Stock, and 250 issued and outstanding shares of Series B Preferred Stock.

Upon the consummation of the Business Combination, 20,103 shares of Jet.AI Common Stock and 31,984 Merger Consideration Warrants were issued to the Historical Rollover Shareholders (as defined in the Business Combination Agreement) in exchange for all outstanding shares of Jet Token Common Stock (including shares of Jet Token Preferred Stock converted in the Conversion). The Company also reserved for issuance up to 14,598 shares of Common Stock in respect of Jet.AI Options issued in exchange for outstanding pre-merger Jet Token Options, and 662 shares of Jet.AI Common Stock and 1,053 Merger Consideration Warrants in respect of Jet.AI RSU Awards issued in exchange for outstanding pre-merger Jet Token RSU Awards. Each Merger Consideration Warrant entitled the holder to purchase one whole share of the Company’s common stock at a price of $3,375 per share and were to expire ten years after issuance.

In addition, in connection with the Business Combination, the Jet.AI Board adopted the 2023 Omnibus Incentive Plan (the “2023 Plan”) in order to facilitate the grant of equity awards to attract, retain and incentivize employees (including the named executive officers), independent contractors and directors of Jet.AI Inc. and its affiliates, which is essential to Jet.AI Inc.’s long term success. The 2023 Plan is a continuation of the 2018 Plan and 2021 Plan (each as defined below), which were assumed from Jet Token and amended, restated and re-named into the form of the 2023 Plan effective as of the consummation of the Business Combination.

On October 10, 2024, the Company entered into Securities Purchase Agreements (the “First Purchase Agreement”) with institutional investors for the sale of 118,518 shares of common stock at a per share price of $20.25. The closing of the offering occurred on October 11, 2024. In connection with offering, the Company entered into a placement agency agreement with Maxim, pursuant to which the Company agreed to pay Maxim (as the placement agent) an aggregate fee equal to 7.0% of the aggregate gross proceeds received by the Company from the sale of the shares in the offering. The Company also agreed to reimburse Maxim for certain expenses in an amount up to $100,000. The gross proceeds from the offering were approximately $2.4 million, before deducting the placement agent’s fees and other estimated offering expenses payable by the Company of approximately $300,000.

On October 21, 2024, the Company entered into Securities Purchase Agreements (the “Second Purchase Agreement”) with institutional investors for the sale of 69,444 shares of common stock at a per share price of $21.60. The closing of the offering occurred on October 21, 2024. In connection with offering, the Company entered into a placement agency agreement with Maxim, pursuant to which the Company agreed to pay Maxim (as the placement agent), an aggregate fee equal to 7.0% of the aggregate gross proceeds received by the Company from the sale of the shares in the offering. The Company also agreed to reimburse Maxim for certain expenses in an amount up to $25,000. The gross proceeds from the offering were approximately $1.5 million, before deducting the placement agent’s fees and other estimated offering expenses payable by the Company of approximately $150,000.

On October 25, 2024, the Company entered into an Equity Distribution Agreement (“ATM Sales Agreement”) with Maxim, which provides for the sale, in our sole discretion, of shares of our common stock through Maxim, as our sales agent. In accordance with the terms of the ATM Sales Agreement, the Company may offer and sell shares of our common stock, par value $0.0001 per share, having an aggregate offering price of up to $5,400,000. We pay a commission of up to 3% of gross sales proceeds of any common stock sold under the ATM Sales Agreement. The Company sold 729,963 shares for gross proceeds of $5.4 million, before deducting placement agent’s fees and other estimated offering expenses payable by the Company of approximately $202,000.

On November 14, 2024, the Company issued 20,000 shares of common stock for offering costs. The fair value of the shares of $175,500 was recorded to stockholders’ deficit as a reduction of additional paid-in capital.

Warrant Exchange

On July 30, 2024, the Company completed an exchange offer relating to its previously outstanding Redeemable Warrants, Merger Consideration Warrants, and private placement warrants (the “Private Placement Warrants”), whereby the holders of the Redeemable Warrants and Private Placement Warrants were offered 0.3054 shares of common stock, and holders of Merger Consideration Warrants were offered 1.0133 shares of common stock, in exchange for each outstanding warrant tendered (the “Warrant Exchange Offer”). In connection with the closing of the Warrant Exchange Offer, a total of 42,597 shares of common stock were issued in exchange for 87,644 warrants. Pursuant to an amendment to the warrant agreement with respect to each class of warrants approved by the holders in connection with the Warrant Exchange Offer, on September 9, 2024, the 14,764 outstanding warrants that were not tendered in the exchange were exchanged for 10,938 shares of common stock. There were no Redeemable Warrants, Merger Consideration Warrants, or Private Placement Warrants outstanding as of December 31, 2024.

As a result of these transactions, the Company recognized a deemed dividend of $540,255 from the excess of the fair value of the common stock over the fair value of the warrants immediately prior to the exchange.

Series B Convertible Preferred Stock Securities Purchase Agreement

On March 28, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Ionic Ventures, LLC (“Ionic”) for a private placement, which closed on March 29, 2024. Pursuant to the Securities Purchase Agreement the Company sold 150 shares of Series B Preferred Stock, a warrant to purchase up to 1,500 shares of Series B Preferred Stock with an exercise price of $10,000 per share, and 1,111 shares of Jet.AI Common Stock for net proceeds of $1,345,025 after deducting offering costs of $155,000.

Each share of Series B Preferred Stock is convertible into a number of shares of Jet.AI Common Stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Iconic. Prior to the approval by the Company’s stockholders of the issuance of shares of common stock issuable upon exercise of the shares of Series B Preferred Stock in accordance with Nasdaq Stock Market Rules, shares of Series B Preferred Stock could not be converted into shares of common stock if, as a result of such conversion, the number of shares of common stock to be issued would exceed 19.9% of the total number of shares of the Company’s outstanding common stock as of the closing date. At the annual meeting of stockholders held on September 24, 2024, the Company’s stockholders approved a proposal that served to remove the 19.9% limitation.

Subject to the limitations set forth in the preceding paragraph and provided there is an effective registration statement covering Ionic’s resale of the Jet.AI Common Stock underlying the Series B Preferred Stock, shares of Series B Preferred Stock will automatically convert into shares of Jet.AI Common Stock on or prior to the tenth trading day after the issuance date of such shares of Series B Preferred Stock. The number of shares of common stock issuable upon conversion of a share of Series B Preferred Stock is calculated by dividing the conversion amount per share of Series B Preferred Stock by the then conversion price. The conversion amount is equal to the stated value of the shares of Series B Preferred Stock, which is $10,000, plus any additional amounts and late charges calculated in accordance with the Certificate of Designations. The conversion price is equal to 90% (or, in the case of a delisting, 80%) of the lowest daily volume weighted average price of Common Stock over a period beginning on the trading day after the Company delivers shares of common stock upon such conversion to Ionic and ending on the trading day on which the aggregate dollar trading volume of our common stock exceeds seven times the applicable conversion amount, subject to a five trading day minimum period for such calculation, and subject to certain adjustments.

If certain defined “triggering events” defined in the Certificate of Designations occur, such as a breach of the Ionic Registration Rights Agreement, suspension of trading, or the Company’s failure to convert the Series B Preferred Stock into common stock when a conversion right is exercised, then the Company may be required to redeem the Series B Preferred Stock for cash at 110% of the stated value.

In connection with the transactions under the Securities Purchase Agreement, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Maxim. Pursuant to the terms of the Placement Agency Agreement, the Company agreed to pay Maxim a cash fee equal to 7% of the aggregate gross proceeds raised under the Securities Purchase Agreement and reimburse Maxim, directly upon the initial closing under the Securities Purchase Agreement for all travel and other documented out-of-pocket expenses incurred by Maxim, including the reasonable fees, costs and disbursements of its legal counsel, in an amount not to exceed an aggregate of $15,000. The Company paid Maxim a total of $120,000 out of the gross proceeds it received at closing. From time to time as the Company issues additional securities to Ionic as contemplated by the Securities Purchase Agreement, the Company would be obligated to pay Maxim cash fees of up to $1,050,000.

On September 24, 2024, the Company and Ionic entered into a letter agreement (the “Letter Agreement”) that set forth certain understandings and agreements among the Company and Ionic related to the Securities Purchase Agreement. Under the Letter Agreement, Ionic agreed to refrain from taking action to protect its legal rights under the Securities Purchase Agreement. In consideration for the waiver, the Company agreed to a release of Ionic and its affiliates and issued to Ionic 50 additional shares of Series B Preferred Stock. The share issuance was recorded to General and Administrative expenses as stock-based compensation based on the fair value of the equivalent common shares on the issuance date of $459,000.

On October 10, 2024, the Company and Ionic entered into a second letter agreement (the “Second Letter Agreement”) that set forth certain understandings and agreements among the Company and Ionic related to the Securities Purchase Agreement described in Note 5. Under the Second Letter Agreement, Ionic agreed to refrain from taking action to protect its legal rights under the Securities Purchase Agreement, and the related documents and agreements among the parties, related to certain actions and transactions identified in the Second Letter Agreement. In consideration of Ionic’s consent, the Company has agreed to, among other things, change the Conversion Measurement Period (as defined in the Certificate of Designations) for the 200 shares of Series B Convertible Preferred Stock that Ionic held as of the date of the Second Letter Agreement to begin on March 28, 2024 and to end in accordance with the Certificate of Designations.

On October 18, 2024, the Company and Ionic entered into a third letter agreement (the “Third Letter Agreement”) that set forth certain understandings and agreements among the Company and Ionic related to the Securities Purchase Agreement described in Note 5. Under the Third Letter Agreement, Ionic agreed to refrain from taking action to protect its legal rights under the Securities Purchase Agreement, and the related documents and agreements among the parties, related to a transaction that may be effected utilizing the registration statement on Form S-3 (File No. 333-281578) as generally identified in the Third Letter Agreement. In consideration for Ionic’s consent, the Company agreed to, among other things, change the Conversion Measurement Period (as defined in the Certificate of Designations) for the first 200 shares of Series B Convertible Preferred Stock that Ionic would hold upon exercise of the Ionic Warrant, to begin on March 28, 2024 and to end in accordance with the Certificate of Designations for the Series B Preferred Stock.

In November and December 2024, the Company issued 400 shares of Series B Preferred Stock from the exercise of 400 Series B Preferred warrants for gross proceeds of $4,000,000 before deducting offering costs of $280,000.

During the year ended December 31, 2024, the Company issued 293,184 shares of common stock for the conversion of 350 shares of Series B Convertible Preferred Stock.

Regulation A offerings

In June 2021, the Company undertook another Regulation A, Tier 2 offering for which it was selling up to 4,012 non-voting common stock at $5,400 per share for a maximum of $21,880,000. During the year ended December 31, 2023, the Company issued an additional 293 shares of non-voting common stock under the Regulation A, Tier 2 campaign for aggregate gross proceeds of $1,598,630, with $6,724 of these proceeds pending release from escrow at December 31, 2024.

Share Repurchase Program

On November 13, 2024, the Company’s Board of Directors authorized and approved a share repurchase program (the “Share Repurchase Program”) pursuant to which the Company may repurchase up to $2 million of the Company’s outstanding shares of common stock from time to time through December 31, 2025. The Company may buy back its common stock from time to time, in amounts, at prices, and at such times as the Company deems appropriate, subject to market conditions, pursuant to Rule 10b-18 of the Securities Exchange Act of 1934, and federal and state laws governing such transactions, through a variety of methods, which may include open market purchases, privately negotiated transactions, block trades, accelerated share repurchase transactions, purchases through 10b5-1 trading plans, or by any combination of such methods. The Share Repurchase Program does not oblige the Company to acquire any specific number of shares and may be modified, discontinued, or suspended at any time. As of December 31, 2024, no shares had been repurchased under the Share Repurchase Program.

Stock Options

In connection with the Business Combination, the Company adopted the 2023 Plan. The 2023 Plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. The 2023 Plan is a continuation of the 2018 Plan and 2021 Plan, which were assumed from Jet Token and amended, restated and re-named into the form of the 2023 Omnibus Incentive Plan effective as of the consummation of the Business Combination. In September 2024, the 2023 Plan was amended to increase the number of shares of common stock authorized under the 2023 Plan to 10,933 shares and to eliminate the automatic share replenishment provision. As of December 31, 2024, the total number of shares reserved for issuance under the Omnibus Incentive Plan was 10,933 shares. The Omnibus Incentive Plan is administered by the Company’s Board of Directors, and expires ten years after adoption, unless terminated by the Board.

On June 4, 2018, the Company’s Board of Directors adopted the Jet.AI, Inc. 2018 Stock Option and Grant Plan (the “2018 Plan”). The 2018 Plan provides for the grant of equity awards to employees, non-employee directors and consultants, to purchase shares of Jet.AI Common Stock. As of December 31, 2024, the total number of shares reserved for issuance under the 2018 Plan was 10,301. The 2018 Plan is administered by the Board.

In August 2021, the Board adopted the Jet Token Inc. 2021 Stock Plan (the “2021 Plan”). The 2021 plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. Up to 688 shares of common stock may be issued pursuant to awards granted under the 2021 Plan. During the year ended December 31, 2022, the 2021 Plan was amended to increase the number of shares of common stock authorized under the 2021 Plan to 2,063. In the event that shares of common stock subject to outstanding options or other securities under the Company’s 2018 Stock Option and Grant Plan expire or become exercisable in accordance with their terms, such shares shall be automatically transferred to the 2021 Plan and added to the number of shares then available for issuance under the 2021 Plan. The 2021 Plan is administered by the Board, and expires ten years after adoption, unless terminated by the Board.

During the year ended December 31, 2023, the Company granted a total of 2,038 stock options to purchase common stock to various employees, advisors and consultants. The options have a ten-year life and weighted average exercise price of $880.41. Approximately 190 of the options vest over a period of two months, while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $2,113,000, which will be recognized over the vesting period.

During the year ended December 31, 2024, the Company granted a total of 6,400 stock options to purchase common stock and 485 restricted stock units to various employees, advisors and consultants. The options have a ten-year life and an exercise price ranging from $22.75 to $24.35. Approximately 3,958 of the options were immediately vested on the grant date, while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $115,000, which will be recognized over the vesting period. The 485 restricted stock units were immediately vested on the grant date.

A summary of our stock option activity for the years ended December 31, 2024 and 2023, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2022	14,299	$1,457.73	8.06
Granted	2,038	880.41	10.00
Exercised	-	-	-
Expired/Cancelled	(69)	2,345	-
Outstanding at December 31, 2023	16,268	$1,381.64	7.40
Granted	6,400	23.74	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at December 31, 2024	22,668	$998.26	7.32

Exercisable at December 31, 2024	14,513	$1,555	6.70

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	December 31,
	2024	2023
Expected life (years)	6	6 to 10
Risk-free interest rate	3.55% - 3.95%	3.55% - 4.55%
Expected volatility	90%	90%
Annual dividend yield	0%	0%
Per share grant date fair value	$18.19	$1,036.57

The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company’s stock options.

The expected term of stock options is calculated using the simplified method which takes into consideration the contractual life and vesting terms of the options.

The Company determined the expected volatility assumption for options granted using the historical volatility of comparable public company’s common stock. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future stock option grants, until such time that the Company’s common stock has enough market history to use historical volatility.

The dividend yield assumption for options granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its common stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

During the years ended December 31, 2024 and 2023, stock-based compensation expense of $4,287,236 and $6,645,891, respectively, was recognized for the vesting of these options and restricted stock units. As of December 31, 2024, there was approximately $1,125,000 in unrecognized stock-based compensation, which will be recognized through September 2027.

Warrants

The number of outstanding warrants issued by the Company as of December 31, 2024 is as follows:

Warrant	Expiration Date	Exercise Price	Number Outstanding
GEM Common Stock Warrants	8 /11/2026	$14.12	9,686
Ionic Series B Preferred Stock Warrants	3 /29/2026	$10,000	1,100
Total			10,786